Income Tax Expense (Tables)	9 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of reconciliation of statutory income tax rate to the effective income tax rate
	Nine months ended September 30,
	2021	2022
	RMB	RMB

PRC statutory income tax rate	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:

Effect of tax-free income	(7.34)%	(0.18)%
Effect of non-deductible share option expense	1.64%	0.76%
Effect of zero tax rate in foreign countries	0.19%	0.27%
Effect of differential tax rates for non-PRC entities	(0.14)%	(0.53)%
Effect of non-deductible expenses	0.28%	0.34%
Changes in valuation allowance	0.66%	(0.61)%
Others	0.36%	(0.25)%

Effective income tax rate	20.65%	24.80%